Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes
19	Income taxes

The components of income taxes were as follows:

	2009	2010	2011
Current taxes	$24,793	$14,739	$19,974
Deferred taxes charge	3,971	2,892	2,673

Total income taxes expenses	$28,764	$17,631	$22,647

MMIL is a tax exempted company incorporated in the Cayman Islands and is not subject to taxation under the current Cayman Islands law. Major subsidiaries operating in the PRC and overseas are subject to income taxes as described below and the subsidiaries incorporated in the BVI are not subject to taxation.

For the Company’s major operating subsidiaries in the PRC, they are subject to the PRC Unified Corporate Income Tax Law (the “New Law”) which became effective on January 1, 2008. The New Law established a single unified 25% income tax rate for most companies with some preferential income tax rates including 15% income tax rate to be applicable to qualified “New and Hi-Tech Enterprises” (“NHTE”). In October 2008, Shenzhen Mindray has been designated as an NHTE and therefore eligible to the preferential income tax rate of 15%.

Beijing Shen Mindray Bio-Medical Electronics Technology Research Co., Ltd. is entitled to a corporate income tax exemption for three years from its first year of operations and 50% tax reduction for the fourth to sixth year. It has also obtained the NHTE designation in 2009 and is entitled to the preferential income tax rate of 15% under the New Law.

In general, PRC tax returns are subject to examination within 10 years for transfer pricing matters and 5 years for non transfer pricing matters from the date the return is filed.

In January 2010 and February 2011, Shenzhen Mindray was awarded the nationwide key software enterprise status for calendar year 2009 and 2010, respectively. Under the current tax policies for software and integrated circuit industries, the applicable corporate income tax rate for Shenzhen Mindray for the financial year 2009 and 2010 was adjusted to 10% in 2010 which resulted in approximately $8.6 million and $7.6 million savings in Shenzhen Mindray corporate income tax, respectively. The nationwide key software enterprise status for calendar year 2011 is not yet announced as of report date.

Mindray DS USA Inc. is a company incorporated in New Jersey, United States of America and is currently subject to state tax at an average rate of 8%. Together with the federal tax at the rate of 35%, the effective tax rate of Mindray DS USA Inc. is 40.2%. The Federal statute of limitations for the taxing authorities to assess the tax is generally three years from the date the return is filed.

Mindray Medical Sweden AB. is a company incorporated in Sweden. Corporate income tax is chargeable at the rate of 28% for the year ended December 31, 2009. With effect from January 1, 2010, the tax rate is reduced to 26.3%. In general, the statute of limitation for examination of tax returns in Sweden is 5 years from the date the return is filed.

Mindray (UK) Limited is a company incorporated in United Kingdom. Corporate income tax is chargeable at the rate of 28.3% for the year ended December 31, 2010. With effect from April 1, 2011, the tax rate is reduced to 26.0%. In general, the statute of limitation for examination of tax returns in United Kingdom is 4 years from the date the return is filed.

Components of deferred tax assets and liabilities were as follows:

	December 31,
	2010	2011
Deferred tax assets are analyzed as:
Accrued compensation	$896	$698
Accrued intercompany loan interest	5,074	—
Acquired intangible assets	4,486	4,861
Bad debt provision	1,025	1,044
Depreciation of property, plant and equipment	430	342
Government subsidies	197	714
Inventory write-down	380	(397)
Sales incentive and warranty accruals	1,124	1,705
Tax loss	17,872	31,335
Others	129	126
Valuation allowance	(29,132)	(36,945)

	$2,481	$3,483

Deferred tax liabilities are analyzed as:
Acquired intangible assets	$(8,268)	$(12,925)

Total	$(5,787)	$(9,442)

The valuation allowance is recorded in relation to a loss-making subsidiary.

	December 31,
	2010	2011
Deferred tax assets are analyzed as:
Current	$2,481	$3,483

Deferred tax liabilities are analyzed as:
Non-current	(8,268)	(12,925)

Total	$(5,787)	$(9,442)

As of December 31, 2011, Mindray USA had available United States federal net operating loss carryforwards of approximately $23,010, which will expire in 2026-2029 if not utilized.

Movements in valuation allowance were as follows:

	2009	2010	2011
Balance at beginning of year	$4,702	$14,674	$29,132
Current period addition	9,972	14,458	7,813

Balance at end of year	$14,674	$29,132	$36,945

The Company recognizes an operating loss in certain jurisdictions and as a result, performs an assessment based on the weight of available evidence, whether it is more likely than not (a likelihood of more than 50%) that some portion or all of the deferred tax assets within these loss jurisdictions will not be realized. Based on this assessment, the Company has recorded a valuation allowance of $36,945 as of December 31, 2011 for those deferred tax assets that do not meet likely than not threshold.

Reconciliation of income tax expense to the amount computed by applying the current tax rate to the income before income taxes in the consolidated statements of operations is as follows:

	2009	2010	2011
Income before income taxes	$167,952	$173,097	$189,572
PRC enterprise income tax rate	15%	15%	15%
Income tax at PRC enterprise income tax rate on income before income taxes	25,193	25,140	32,196
Effect of net income for which no income tax benefit/expense is receivable/payable	5,650	(514)	1,252
Effect of foreign income tax rate	(6,784)	(12,823)	(10,392)
Change in PRC income tax rate	(48)	(832)	(124)
Employee share-based compensation	1,650	1,466	1,909
Non-taxable VAT refund	(3,711)	(2,650)	(3,303)
Additional deduction on R&D expenses	(3,158)	(3,720)	(5,109)
Over provision of income tax expense in prior years	—	(2,162)	(1,595)
Valuation allowance	9,972	13,726	7,813

Total income taxes expense	$28,764	$17,631	$22,647

As of December 31, 2010 and 2011, we had $1.7 million and $3.7 million of unrecognized tax benefits, respectively, included in our current tax liability. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2010	2011
Unrecognized tax benefits beginning balance	$1,335	$1,742
Gross decrease — tax positions in prior year	(446)	(417)
Gross increase — current period tax positions	853	2,326

Unrecognized tax benefits ending balance	$1,742	$3,651

The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

The Company classifies interest and penalties related to income tax matters in income tax expense. As of December 31, 2011 and 2010, the amount of interest and penalties related to uncertain tax positions is immaterial.